Payments, by Project - 12 months ended Mar. 31, 2026 - USD ($) $ in Thousands	Taxes	[1]	Royalties	Total Payments
Total				$ 69,600
United States U.S. Department of Treasury
Total	$ 69,541			69,541
United States Bureau of Land Management
Total			$ 59	$ 59

[1]	The Company files a consolidated U.S. federal income tax return which includes, on a consolidated/combined basis, all U.S. federal income taxes attributable to the Company and all of its U.S. corporate subsidiaries. The income tax reported above is that portion of the consolidated group tax liability which relates to those corporate subsidiary entities included in the Company consolidated tax return which are engaged in the commercial development of minerals. Such portion was determined utilizing apportionment methods set forth in applicable U.S. federal income tax regulations.